Leases (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	$ 109,184	$ 98,690	$ 267,900
Short-term lease cost	105,517	193,525	0
Total	$ 214,701	$ 292,215	$ 267,900